DEBT FINANCING ARRANGEMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt financing arrangements
	2021	2020
Loans and advances (1)	$2,686,842	$2,517,200
Convertible notes payable (2)	1,711,098	1,711,098
Factoring agreements (3)	464,711	635,130
Debt – third party	$4,862,651	$4,863,428

Line of credit, related party secured by assets (4)	$3,043,390	$3,043,390
Debt– other related party, net of discounts (5)	7,450,000	7,423,334
Convertible debt – related party (6)	922,181	922,481
Shareholder debt (7)	61,769	93,072
Debt – related party	$11,477,340	$11,482,277

Total financing arrangements	$16,339,991	$16,345,705

Less current portion:
Loans, advances and factoring agreements – third party	$(1,703,678)	$(2,308,753)
Convertible notes payable third party	(1,711,098)	(1,711,098
Debt – related party, net of discount	(10,555,159)	(10,559,796)
Convertible notes payable– related party	(922,181)	(922,481)
	(14,892,116)	(15,502,128)
Total long term debt	$1,447,875	$843,577

	2020	2019
Loans and advances (1)	$2,517,200	$1,121,640
Convertible notes payable (2)	1,711,098	2,101,649
Factoring agreements (3)	635,130	223,618
Debt – third party	$4,863,428	$3,446,907

Line of credit, related party secured by assets (4)	$3,043,390	3,043,390
Debt– other related party, net of discounts (5)	7,423,334	5,950,000
Convertible debt – related party (6)	922,481	922,881
Shareholder debt (7)	93,072	303,688
Debt – related party	$11,482,277	$10,219,959

Total financing arrangements	$16,345,705	$13,666,866

Less current portion:
Loans, advances and factoring agreements – third party	$(2,308,753)	$(344,758)
Convertible notes payable third party	(1,711,098)	(2,101,649
Debt – related party, net of discount	(10,559,796)	(9,297,078)
Convertible notes payable– related party	(922,481)	(534,381)
	(15,502,128)	(12,277,866)
Total long term debt	$843,577	$1,389,000